Not FDIC Insured May Lose Value No Bank Guarantee
ZTIF-Q1PH

Schedules of Investments
(unaudited)
Foreign Smaller Companies Series 2
International Equity Series 6
Notes to Schedules of Investments 9

Templeton Institutional Funds
Schedule of Investments (unaudited), March 31, 2025
Foreign Smaller Companies Series
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 96.0%
Australia 0.4%
National Storage REIT ............ Specialized REITs 285,480 $ 398,558
Austria 0.5%
a
DO & CO AG ................... Commercial Services & Supplies 2,592 456,845
Bahamas 1.6%
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 89,243 1,498,390
Belgium 1.9%
Barco NV ...................... Electronic Equipment, Instruments &
Components 75,943 971,275
b
Kinepolis Group NV .............. Entertainment 22,081 772,889
1,744,164
Brazil 2.3%
Arcos Dorados Holdings, Inc. , A ..... Hotels, Restaurants & Leisure 80,279 647,049
Camil Alimentos SA ............... Food Products 33,300 22,467
Dexco SA ...................... Paper & Forest Products 1,029,800 970,888
M Dias Branco SA ................ Food Products 129,100 514,685
2,155,089
Canada 3.5%
a
Athabasca Oil Corp. .............. Oil, Gas & Consumable Fuels 219,300 850,348
Canaccord Genuity Group, Inc. ...... Capital Markets 247,800 1,448,176
Computer Modelling Group Ltd. ...... Software 167,004 935,376
3,233,900
China 0.8%
Xtep International Holdings Ltd. ...... Textiles, Apparel & Luxury Goods 1,094,163 713,645
Denmark 0.5%
Matas A/S ...................... Specialty Retail 24,403 468,313
Finland 1.7%
Fiskars OYJ Abp ................. Household Durables 29,058 459,995
Huhtamaki OYJ .................. Containers & Packaging 32,131 1,143,961
1,603,956
France 0.6%
Kaufman & Broad SA ............. Household Durables 16,674 581,117
Germany 4.8%
Duerr AG ...................... Machinery 20,349 514,047
Gerresheimer AG ................ Life Sciences Tools & Services 8,849 673,930
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 33,623 701,892
a,c
Montana Aerospace AG , 144A , Reg S . Aerospace & Defense 50,729 975,933
Rational AG .................... Machinery 1,448 1,206,410
Stabilus SE ..................... Machinery 15,563 408,885
4,481,097
Greece 1.1%
JUMBO SA ..................... Specialty Retail 36,180 991,888
Hong Kong 3.8%
Luk Fook Holdings International Ltd. .. Specialty Retail 252,000 496,042
Techtronic Industries Co. Ltd. ....... Machinery 126,500 1,516,011
VTech Holdings Ltd. .............. Communications Equipment 210,100 1,540,846
3,552,899

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
India 1.2%
Exide Industries Ltd. .............. Automobile Components 251,223 $ 1,054,865
Indonesia 0.5%
Industri Jamu Dan Farmasi Sido Muncul
Tbk. PT ...................... Personal Care Products 12,516,200 422,449
Israel 1.3%
a
Nayax Ltd. ..................... Electronic Equipment, Instruments &
Components 36,102 1,222,708
Italy 9.4%
Brunello Cucinelli SpA ............. Textiles, Apparel & Luxury Goods 11,833 1,359,403
b,c
Carel Industries SpA , 144A , Reg S ... Building Products 26,156 476,843
Intercos SpA .................... Personal Care Products 83,680 1,167,233
Interpump Group SpA ............. Machinery 31,295 1,117,725
LU-VE SpA ..................... Building Products 20,368 622,561
b
Sanlorenzo SpA ................. Leisure Products 38,873 1,215,488
c
Stoneweg European Real Estate
Investment Trust , Reg S .......... Diversified REITs 444,700 720,787
c
Technogym SpA , 144A , Reg S ...... Leisure Products 157,829 2,038,458
8,718,498
Japan 21.2%
Anicom Holdings, Inc. ............. Insurance 121,000 431,515
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 80,100 1,698,727
Bunka Shutter Co. Ltd. ............ Building Products 56,800 714,223
CKD Corp. ..................... Machinery 63,800 874,187
Glory Ltd. ...................... Machinery 28,100 495,085
Idec Corp. ...................... Electrical Equipment 38,200 624,658
IDOM, Inc. ..................... Specialty Retail 124,500 1,001,668
Kaneka Corp. ................... Chemicals 48,200 1,230,787
MEITEC Group Holdings, Inc. ....... Professional Services 81,600 1,593,005
Morinaga & Co. Ltd. .............. Food Products 30,600 511,657
Nichiha Corp. ................... Building Products 63,000 1,254,967
Nissei ASB Machine Co. Ltd. ........ Machinery 36,400 1,214,427
Pigeon Corp. .................... Household Products 39,900 490,309
Qol Holdings Co. Ltd. ............. Consumer Staples Distribution & Retail 58,000 703,865
Raito Kogyo Co. Ltd. .............. Construction & Engineering 26,000 430,199
Roland Corp. ................... Leisure Products 30,400 766,515
Sato Holdings Corp. .............. Commercial Services & Supplies 32,400 458,626
Shima Seiki Manufacturing Ltd. ...... Machinery 87,500 533,056
TechnoPro Holdings, Inc. .......... Professional Services 64,700 1,432,782
Topcon Corp. ................... Electronic Equipment, Instruments &
Components 67,800 1,477,528
Tsumura & Co. .................. Pharmaceuticals 60,000 1,740,235
19,678,021
New Zealand 1.3%
Summerset Group Holdings Ltd. ..... Health Care Providers & Services 184,109 1,179,390
Norway 1.3%
TGS ASA ...................... Energy Equipment & Services 127,802 1,212,193
Philippines 2.3%
Century Pacific Food, Inc. .......... Food Products 1,731,900 1,106,176
Puregold Price Club, Inc. ........... Consumer Staples Distribution & Retail 2,122,200 1,042,094
2,148,270

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Portugal 0.9%
b
Corticeira Amorim SGPS SA ........ Containers & Packaging 95,549 $ 827,702
Singapore 1.2%
Digital Core REIT Management Pte. Ltd. Specialized REITs 2,087,000 1,101,782
South Korea 3.6%
AMOREPACIFIC Group ........... Personal Care Products 37,393 510,469
BNK Financial Group, Inc. .......... Banks 110,671 776,279
DGB Financial Group, Inc. .......... Banks 125,691 770,549
i-SENS, Inc. .................... Health Care Equipment & Supplies 61,858 636,871
NongShim Co. Ltd. ............... Food Products 2,224 612,541
3,306,709
Sweden 3.3%
c
Dometic Group AB , 144A .......... Automobile Components 124,770 532,693
Electrolux Professional AB , B ....... Machinery 146,966 913,804
a
Karnov Group AB ................ Interactive Media & Services 67,473 587,953
c
Thule Group AB , 144A , Reg S ....... Leisure Products 35,764 1,029,191
3,063,641
Switzerland 5.0%
Bucher Industries AG ............. Machinery 3,402 1,427,846
Logitech International SA .......... Technology Hardware, Storage & Peripherals 4,690 395,883
c
Medacta Group SA , 144A , Reg S .... Health Care Equipment & Supplies 9,355 1,336,580
Siegfried Holding AG .............. Life Sciences Tools & Services 1,468 1,508,426
4,668,735
Taiwan 6.9%
Giant Manufacturing Co. Ltd. ........ Leisure Products 104,482 446,783
Johnson Health Tech Co. Ltd. ....... Leisure Products 218,000 1,308,928
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 158,000 428,789
Merida Industry Co. Ltd. ........... Leisure Products 114,000 522,575
Nien Made Enterprise Co. Ltd. ...... Household Durables 51,000 612,230
Primax Electronics Ltd. ............ Electronic Equipment, Instruments &
Components 304,000 765,398
Shin Zu Shing Co. Ltd. ............ Machinery 141,000 973,518
Topkey Corp. ................... Leisure Products 87,000 518,673
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 127,000 761,352
6,338,246
Thailand 1.1%
Major Cineplex Group PCL ......... Entertainment 1,948,900 598,938
Mega Lifesciences PCL ............ Pharmaceuticals 489,100 422,888
1,021,826
United Kingdom 10.4%
Coats Group plc ................. Textiles, Apparel & Luxury Goods 658,399 675,493
Fevertree Drinks plc .............. Beverages 93,938 986,477
Greggs plc ..................... Hotels, Restaurants & Leisure 39,904 900,768
Johnson Service Group plc ......... Commercial Services & Supplies 365,261 628,472
Man Group plc .................. Capital Markets 660,973 1,696,300
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 29,207 655,134
Pagegroup plc .................. Professional Services 239,513 946,603
Rathbones Group plc ............. Capital Markets 55,653 1,117,167
Savills plc ...................... Real Estate Management & Development 67,053 827,180
b
Warpaint London plc .............. Personal Care Products 96,750 512,405

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom (continued)
a,c
Watches of Switzerland Group plc , 144A Specialty Retail 127,783 $ 689,266
9,635,265
United States 1.6%
Axis Capital Holdings Ltd. .......... Insurance 6,807 682,333
a,b
IMAX Corp. ..................... Entertainment 29,448 775,955
1,458,288
Total Common Stocks (Cost $ 67,008,724 ) ......................................
88,938,449
Short Term Investments 2.2%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 2.2%
Canada 2.2%
Royal Bank of Canada , 4.3% , 4/01/25 . 2,000,000 2,000,000
Total Time Deposits (Cost $ 2,000,000 ) .........................................
2,000,000
Shares
Investments from Cash Collateral Received for Loaned
Securities 0.0%
†
Money Market Funds 0.0%
†
d,e
Institutional Fiduciary Trust - Money
Market Portfolio , 4.052% ......... 17,127 17,127
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 17,127 ) ....................................................................
17,127
a a a a a
Total Short Term Investments (Cost $ 2,017,127 ) .................................
2,017,127
a a a
Total Investments (Cost $ 69,025,851 ) 98.2% ....................................
$90,955,576
Other Assets, less Liabilities 1.8% .............................................
1,718,740
Net Assets 100.0% ...........................................................
$92,674,316
a a a
See Abbreviations on page 12 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2025.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2025, the aggregate value of these securities was $7,799,751, representing 8.4% of net assets.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton Institutional Funds
Schedule of Investments (unaudited), March 31, 2025
International Equity Series
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 95.3%
Canada 4.4%
Manulife Financial Corp. ........... Insurance 32,400 $ 1,009,566
Royal Bank of Canada ............ Banks 11,500 1,295,403
2,304,969
Chile 1.5%
Antofagasta plc .................. Metals & Mining 34,712 755,734
China 6.3%
Alibaba Group Holding Ltd. ......... Broadline Retail 80,600 1,333,606
BYD Co. Ltd. , H ................. Automobiles 26,500 1,341,868
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 3,084 586,145
3,261,619
Denmark 1.0%
a,b
Orsted A/S , 144A , Reg S ........... Independent Power and Renewable Electricity
Producers 12,230 534,098
France 7.7%
Cie de Saint-Gobain SA ........... Building Products 9,714 967,678
Danone SA ..................... Food Products 9,987 763,858
Kering SA ...................... Textiles, Apparel & Luxury Goods 2,622 545,482
TotalEnergies SE ................ Oil, Gas & Consumable Fuels 12,172 784,278
Veolia Environnement SA .......... Multi-Utilities 27,871 958,535
4,019,831
Germany 13.0%
Daimler Truck Holding AG .......... Machinery 17,534 710,295
Deutsche Boerse AG .............. Capital Markets 3,674 1,084,049
Deutsche Telekom AG ............. Diversified Telecommunication Services 70,912 2,618,070
Fresenius Medical Care AG ......... Health Care Providers & Services 11,601 577,266
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 24,312 810,438
SAP SE ....................... Software 3,501 938,092
6,738,210
India 1.2%
Reliance Industries Ltd. ............ Oil, Gas & Consumable Fuels 41,145 611,716
Japan 9.8%
Ebara Corp. .................... Machinery 57,700 878,227
Hitachi Ltd. ..................... Industrial Conglomerates 17,210 404,081
KDDI Corp. ..................... Wireless Telecommunication Services 38,682 611,008
Mitsubishi Electric Corp. ........... Electrical Equipment 74,158 1,367,643
Mizuho Financial Group, Inc. ........ Banks 57,100 1,567,037
Tokyo Electron Ltd. ............... Semiconductors & Semiconductor Equipment 1,862 255,341
5,083,337
Netherlands 3.4%
ING Groep NV .................. Banks 63,316 1,240,443
SBM Offshore NV ................ Energy Equipment & Services 24,939 531,422
1,771,865
Norway 1.3%
Norsk Hydro ASA ................ Metals & Mining 119,676 691,846
Portugal 1.4%
Galp Energia SGPS SA , B ......... Oil, Gas & Consumable Fuels 41,258 722,840
South Korea 2.5%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 19,097 757,109

Templeton Institutional Funds
Schedule of Investments (unaudited)
International Equity Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
South Korea (continued)
Shinhan Financial Group Co. Ltd. .... Banks 17,392 $ 556,594
1,313,703
Sweden 1.8%
Securitas AB , B .................. Commercial Services & Supplies 66,269 937,771
Switzerland 1.5%
Adecco Group AG ................ Professional Services 25,884 778,350
Taiwan 2.7%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 49,298 1,388,379
United Kingdom 16.1%
AstraZeneca plc ................. Pharmaceuticals 9,339 1,371,384
BAE Systems plc ................ Aerospace & Defense 42,113 850,367
Barratt Redrow plc ............... Household Durables 119,558 657,671
HSBC Holdings plc ............... Banks 56,075 635,693
JD Sports Fashion plc ............. Specialty Retail 597,738 528,541
Lloyds Banking Group plc .......... Banks 1,097,238 1,029,118
Smith & Nephew plc .............. Health Care Equipment & Supplies 66,451 934,470
Standard Chartered plc ............ Banks 98,818 1,466,397
Unilever plc ..................... Personal Care Products 15,004 895,245
8,368,886
United States 19.7%
BP plc ......................... Oil, Gas & Consumable Fuels 268,725 1,507,938
c
CNH Industrial NV ................ Machinery 76,113 934,668
CRH plc ....................... Construction Materials 14,965 1,311,573
GFL Environmental, Inc. ........... Commercial Services & Supplies 15,156 732,186
a
ICON plc ....................... Life Sciences Tools & Services 2,723 476,498
Sanofi SA ...................... Pharmaceuticals 14,884 1,647,985
Shell plc ....................... Oil, Gas & Consumable Fuels 39,423 1,435,010
Smurfit WestRock plc ............. Containers & Packaging 20,234 908,224
Swiss Re AG .................... Insurance 7,587 1,291,147
10,245,229
Total Common Stocks (Cost $ 34,460,351 ) ......................................
49,528,383
a a a a a
Escrows and Litigation Trusts 0.0%
a,d
Hemisphere Properties India Ltd.,
Escrow Account ................ 2,094,964 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 34,460,351 ) ................................
49,528,383

Templeton Institutional Funds
Schedule of Investments (unaudited)
International Equity Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2025 , the Fund had the following futures contracts outstanding.
Short Term Investments 2.7%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 2.7%
United States 2.7%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio , 4.052% ......... 1,409,789 $ 1,409,789
Total Money Market Funds (Cost $ 1,409,789 ) ...................................
1,409,789
a a a a a
Total Short Term Investments (Cost $ 1,409,789 ) .................................
1,409,789
a a a
Total Investments (Cost $ 35,870,140 ) 98.0% ....................................
$50,938,172
Other Assets, less Liabilities 2.0% .............................................
1,039,122
Net Assets 100.0% ...........................................................
$51,977,294
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2025, the value of this security was
$534,098, representing 1.0% of net assets.
c
A portion or all of the security is on loan at March 31, 2025.
d
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 20 $ 2,416,300 6/20/25 $ (92,343)
Total Futures Contracts ...................................................................... $(92,343)
*
As of period end.
See Abbreviations on page 12 .

Templeton Institutional Funds

Quarterly Schedule of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Templeton Institutional Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services
– Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio

Templeton Institutional Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
March 31, 2025, investments in affiliated management investment companies were as follows:
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Foreign Smaller Companies Series
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio , 4.052% $218,982 $2,679,264 $(2,881,119) $— $— $17,127 17,127 $2,867
Total Affiliated Securities ... $218,982 $2,679,264 $(2,881,119) $— $— $17,127 $2,867
International Equity Series
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio , 4.052% $4,241,876 $12,676,993 $(15,509,080) $— $— $1,409,789 1,409,789 $32,620
Total Affiliated Securities ... $4,241,876 $12,676,993 $(15,509,080) $— $— $1,409,789 $32,620
2. Financial Instrument Valuation
(continued)

Templeton Institutional Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2025, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Foreign Smaller Companies Series
Assets:
Investments in Securities:
Common Stocks :
Australia ............................. $ — $ 398,558 $ — $ 398,558
Austria ............................... 456,845 — — 456,845
Bahamas ............................. 1,498,390 — — 1,498,390
Belgium .............................. — 1,744,164 — 1,744,164
Brazil ................................ 2,155,089 — — 2,155,089
Canada .............................. 3,233,900 — — 3,233,900
China ............................... — 713,645 — 713,645
Denmark ............................. — 468,313 — 468,313
Finland .............................. 459,995 1,143,961 — 1,603,956
France ............................... — 581,117 — 581,117
Germany ............................. 975,933 3,505,164 — 4,481,097
Greece .............................. — 991,888 — 991,888
Hong Kong ........................... — 3,552,899 — 3,552,899
India ................................ — 1,054,865 — 1,054,865
Indonesia ............................ — 422,449 — 422,449
Israel ................................ — 1,222,708 — 1,222,708
Italy ................................. 1,644,076 7,074,422 — 8,718,498
Japan ............................... — 19,678,021 — 19,678,021
New Zealand .......................... — 1,179,390 — 1,179,390
Norway .............................. — 1,212,193 — 1,212,193
Philippines ............................ 2,148,270 — — 2,148,270
Portugal .............................. — 827,702 — 827,702
Singapore ............................ — 1,101,782 — 1,101,782
South Korea .......................... — 3,306,709 — 3,306,709
Sweden .............................. 913,804 2,149,837 — 3,063,641
Switzerland ........................... 1,732,463 2,936,272 — 4,668,735
Taiwan ............................... — 6,338,246 — 6,338,246
Thailand ............................. — 1,021,826 — 1,021,826
United Kingdom ........................ 3,085,224 6,550,041 — 9,635,265
United States .......................... 1,458,288 — — 1,458,288
Short Term Investments ................... 17,127 2,000,000 — 2,017,127
Total Investments in Securities ........... $19,779,404 $71,176,172
a
$— $90,955,576
International Equity Series
Assets:
Investments in Securities:
Common Stocks :
Canada .............................. 2,304,969 — — 2,304,969
Chile ................................ — 755,734 — 755,734
China ............................... 586,145 2,675,474 — 3,261,619
Denmark ............................. — 534,098 — 534,098
France ............................... — 4,019,831 — 4,019,831
Germany ............................. — 6,738,210 — 6,738,210
India ................................ — 611,716 — 611,716
Japan ............................... — 5,083,337 — 5,083,337
Netherlands ........................... — 1,771,865 — 1,771,865
4. Fair Value Measurements
(continued)

Templeton Institutional Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
International Equity Series (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Norway .............................. $ — $ 691,846 $ — $ 691,846
Portugal .............................. — 722,840 — 722,840
South Korea .......................... — 1,313,703 — 1,313,703
Sweden .............................. — 937,771 — 937,771
Switzerland ........................... — 778,350 — 778,350
Taiwan ............................... — 1,388,379 — 1,388,379
United Kingdom ........................ — 8,368,886 — 8,368,886
United States .......................... 2,143,352 8,101,877 — 10,245,229
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 1,409,789 — — 1,409,789
Total Investments in Securities ........... $6,444,255 $44,493,917
c
$— $50,938,172
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ $ 92,343 $ — $ — $ 92,343
Total Other Financial Instruments ......... $92,343 $— $— $92,343
a
Includes foreign securities valued at $69,176,172, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $44,493,917, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Index
EAFE
Europe, Australasia and the Far East
MSCI
Morgan Stanley Capital International
Selected Portfolio
REIT
Real Estate Investment Trust
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.